Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Accounts receivable	$12,296,691	$6,292,469
Less: allowance for doubtful accounts	(259,555)	(39,280)
Accounts receivable, net	$12,037,136	$6,253,189

The average accounts receivable turnover period was approximately 110 days and 145 days for the years ended December 31, 2024 and 2023, respectively.

Changes of allowance for doubtful accounts for the years ended December 31, 2024 and 2023 were as follow:

	2024	2023
Beginning balance	$(39,280)	$(2,478)
Provision adjustment for accounts receivable	(224,534)	(36,972)
Exchange difference	4,259	170
Ending balance	$(259,555)	$(39,280)